Structured Entities (Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
FINANCIAL ASSETS
Trading loans, securities, and other	$ 220,136	$ 175,770
Non-trading financial assets at fair value through profit or loss	7,395	5,869
Derivatives	82,972	78,061
Financial assets designated at fair value through profit or loss	6,986	6,417
Financial assets at fair value through other comprehensive income	126,369	93,897
Debt securities at amortized cost, net of allowance for credit losses	240,439	271,615
Loans	953,012	949,549
Other	27,988	28,181
FINANCIAL LIABILITIES
Derivatives	79,356	68,368
Obligations related to securities sold short	43,795	39,515
Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	11,995	8,551
Non-trading financial assets at fair value through profit or loss	5,615	1,618
Derivatives	1,668	680
Financial assets designated at fair value through profit or loss	283	298
Financial assets at fair value through other comprehensive income	37,387	23,584
Debt securities at amortized cost, net of allowance for credit losses	94,663	119,100
Loans	733	4,117
Other	6,058	5,852
Total assets	158,402	163,800
FINANCIAL LIABILITIES
Deposits	1,226	1,451
Derivatives	3,988	645
Obligations related to securities sold short	3,020	2,655
Total liabilities	8,234	4,751
Off-balance sheet exposure	65,521	30,279
Maximum exposure to loss from involvement with unconsolidated structured entities	215,689	189,328
Size of sponsored unconsolidated structured entities	107,584	61,134
Securitisation vehicles [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	10,875	7,559
Non-trading financial assets at fair value through profit or loss	4,583	684
Derivatives	0	0
Financial assets designated at fair value through profit or loss	176	0
Financial assets at fair value through other comprehensive income	36,650	22,615
Debt securities at amortized cost, net of allowance for credit losses	93,453	117,890
Loans	729	4,114
Other	27	2
Total assets	146,493	152,864
FINANCIAL LIABILITIES
Deposits	0	0
Derivatives	0	0
Obligations related to securities sold short	2,703	2,324
Total liabilities	2,703	2,324
Off-balance sheet exposure	57,910	22,897
Maximum exposure to loss from involvement with unconsolidated structured entities	201,700	173,437
Size of sponsored unconsolidated structured entities	38,029	15,850
Investment funds [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	1,114	992
Non-trading financial assets at fair value through profit or loss	854	836
Derivatives	1,668	680
Financial assets designated at fair value through profit or loss	107	298
Financial assets at fair value through other comprehensive income	737	967
Debt securities at amortized cost, net of allowance for credit losses	1,210	1,210
Loans	4	3
Other	7	88
Total assets	5,701	5,074
FINANCIAL LIABILITIES
Deposits	0	0
Derivatives	3,988	645
Obligations related to securities sold short	317	331
Total liabilities	4,305	976
Off-balance sheet exposure	4,253	4,392
Maximum exposure to loss from involvement with unconsolidated structured entities	5,649	8,490
Size of sponsored unconsolidated structured entities	69,554	45,272
Structured entities other [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	6	0
Non-trading financial assets at fair value through profit or loss	178	98
Derivatives	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	2
Debt securities at amortized cost, net of allowance for credit losses	0	0
Loans	0	0
Other	6,024	5,762
Total assets	6,208	5,862
FINANCIAL LIABILITIES
Deposits	1,226	1,451
Derivatives	0	0
Obligations related to securities sold short	0	0
Total liabilities	1,226	1,451
Off-balance sheet exposure	3,358	2,990
Maximum exposure to loss from involvement with unconsolidated structured entities	8,340	7,401
Size of sponsored unconsolidated structured entities	$ 1	$ 12